Accounts Receivable, Net (Details) - Schedule of Movement of Allowance of Credit Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 132	$ 109
Addition in credit loss allowance	(14)	27
Foreign currency translation adjustment	3	(4)
Balance at end of the year	$ 121	$ 132